SECURITIES	12 Months Ended
Dec. 31, 2017
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:
	Amortized Cost	Unrealized
		Gains	Losses	Fair Value
	(In thousands)
2017
U.S. Treasury	$898	$—	$—	$898
U.S. agency	25,667	82	67	25,682
U.S. agency residential mortgage-backed	137,785	1,116	983	137,918
U.S. agency commercial mortgage-backed	9,894	36	170	9,760
Private label mortgage-backed	29,011	428	330	29,109
Other asset backed	93,811	202	115	93,898
Obligations of states and political subdivisions	174,073	755	1,883	172,945
Corporate	47,365	578	90	47,853
Trust preferred	2,929	—	127	2,802
Foreign government	2,087	—	27	2,060
Total	$523,520	$3,197	$3,792	$522,925

2016
U.S. agency	$28,909	$159	$80	$28,988
U.S. agency residential mortgage-backed	156,053	1,173	937	156,289
U.S. agency commercial mortgage-backed	12,799	28	195	12,632
Private label mortgage-backed	35,035	216	524	34,727
Other asset backed	146,829	271	391	146,709
Obligations of states and political subdivisions	175,180	478	4,759	170,899
Corporate	56,356	223	399	56,180
Trust preferred	2,922	—	343	2,579
Foreign government	1,626	—	13	1,613
Total	$615,709	$2,548	$7,641	$610,616

We adopted ASU 2017-08 during the first quarter of 2017 using a modified retrospective approach. As a result, the amortized cost of securities as of January 1, 2017 was adjusted lower by $0.46 million (see note #1).

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was zero at both December 31, 2017 and 2016, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2017
U.S. agency	$5,466	$26	$5,735	$41	$11,201	$67
U.S. agency residential mortgage-backed	22,198	229	40,698	754	62,896	983
U.S. agency commercial mortgage-backed	2,181	34	3,994	136	6,175	170
Private label mortgage-backed	11,390	92	4,396	238	15,786	330
Other asset backed	20,352	40	16,648	75	37,000	115
Obligations of states and political subdivisions	76,574	936	28,246	947	104,820	1,883
Corporate	14,440	33	3,943	57	18,383	90
Trust preferred	—	—	2,802	127	2,802	127
Foreign government	489	10	1,571	17	2,060	27
Total	$153,090	$1,400	$108,033	$2,392	$261,123	$3,792

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2016
U.S. agency	$4,179	$41	$8,217	$39	$12,396	$80
U.S. agency residential mortgage-backed	62,524	732	20,857	205	83,381	937
U.S. agency commercial mortgage-backed	6,079	194	143	1	6,222	195
Private label mortgage-backed	20,545	281	1,413	243	21,958	524
Other asset backed	52,958	172	17,763	219	70,721	391
Obligations of states and political subdivisions	113,078	4,014	14,623	745	127,701	4,759
Corporate	25,546	292	2,810	107	28,356	399
Trust preferred	—	—	2,579	343	2,579	343
Foreign government	1,613	13	—	—	1,613	13
Total	$286,522	$5,739	$68,405	$1,902	$354,927	$7,641

Our portfolio of securities available for sale is reviewed quarterly for impairment in value. In performing this review, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

U.S. agency, U.S. agency residential mortgage-backed securities and U.S. agency commercial mortgage backed securities — at December 31, 2017, we had 34 U.S. agency, 128 U.S. agency residential mortgage-backed and 12 U.S. agency commercial mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to increases in interest rates since acquisition and widening spreads to Treasury bonds. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label mortgage backed securities — at December 31, 2017, we had 20 of this type of security whose fair value is less than amortized cost. Unrealized losses are primarily due to credit spread widening and increases in interest rates since their acquisition.

Six private label mortgage-backed securities (including the three securities discussed further below) were reviewed for other than temporary impairment (“OTTI”) utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. Our cash flow analysis forecasts complete recovery of our cost basis for all of these securities whose fair value is less than amortized cost. See further discussion below.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Other asset backed — at December 31, 2017, we had 68 other asset backed securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2017, we had 334 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to wider benchmark pricing spreads and increases in interest rates since acquisition. Tax exempt securities have been negatively impacted by lower federal tax rates signed into law in December, 2017. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Corporate — at December 31, 2017, we had 18 corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2017, we had three trust preferred securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening.

Two of the three securities are rated by two major rating agencies as investment grade while the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.9 million as of December 31, 2017, continues to have satisfactory credit metrics and make interest payments.

The following table breaks out our trust preferred securities in further detail as of December 31:
	2017		2016
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,882	$(69)	$1,800	$(123)
Unrated issues	920	(58)	779	(220)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Foreign government — at December 31, 2017, we had two foreign government securities whose fair value is less than amortized cost. The unrealized losses are primarily due to increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

We recorded zero credit related OTTI charges in the Consolidated Statements of Operations on securities available for sale during 2017, 2016, and 2015.

At December 31, 2017, three private label mortgage-backed securities had credit related OTTI and are summarized as follows:
	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2017
Fair value	$1,033	$966	$61	$2,060
Amortized cost	891	800	—	1,691
Non-credit unrealized loss	—	—	—	—
Unrealized gain	142	166	61	369
Cumulative credit related OTTI	757	457	380	1,594

Each of these securities is receiving principal and interest payments similar to principal reductions in the underlying collateral. All three of these securities have unrealized gains at December 31, 2017. The original amortized cost for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI. The unrealized loss (based on original amortized cost) for these securities is now less than previously recorded credit related OTTI amounts.

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:
	2017	2016	2015
	(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,844
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	—	—
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	—	—	(250)
Total	$1,594	$1,594	$1,594

The amortized cost and fair value of securities available for sale at December 31, 2017, by contractual maturity, follow:
	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$31,572	$31,589
Maturing after one year but within five years	93,867	93,687
Maturing after five years but within ten years	73,967	74,150
Maturing after ten years	53,613	52,814
	253,019	252,240
U.S. agency residential mortgage-backed	137,785	137,918
U.S. agency commercial mortgage-backed	9,894	9,760
Private label mortgage-backed	29,011	29,109
Other asset backed	93,811	93,898
Total	$523,520	$522,925

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:
	Proceeds	Realized Gains	Losses
	(In thousands)
2017	$17,308	$218	$3
2016	64,103	354	53
2015	12,037	75	—

During 2017, 2016 and 2015, our trading securities consisted of various preferred stocks. During each of those years, we recognized gains (losses) on trading securities of $0.05 million, $0.26 million and $(0.06) million, respectively, that are included in net gains on securities in the Consolidated Statements of Operations. All of these amounts relate to gains (losses) recognized on trading securities still held at December 31, 2017 and 2016.

Securities available for sale with a book value of $0.9 million and $2.4 million at December 31, 2017 and 2016, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders’ equity at December 31, 2017 or 2016.